FAIR VALUE MEASUREMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table provides a summary of changes in fair value of the Company’s level 3 financial liabilities as of March 31, 2018:

	Warrant Liability	Derivative
Balance, December 31, 2017	$2,358,240	$685,922
Total (gains) losses
Transfers out due to the adoption of ASU 2017-11 effective January 1, 2018	(2,358,240)	(685,922)
Balance, March 31, 2018	$-	$-

The following table provides a summary of changes in fair value of the Company’s level 3 financial liabilities as of December 31, 2017:

	Warrant Liability	Derivative
Balance, December 31, 2015	$1,621,199	$285,157
Total (gains) losses
Transfers out due to conversion of Series C Preferred Stock	-	(103,096)
Mark to market to December 31, 2016	316,035	106,873
Balance, December 31, 2016	1,937,234	288,934
Initial fair value of derivative at date of issuance of Series D Preferred Stock	-	397,162
Initial fair value of warrant liability at date of issuance	652,054	-
Transfers out due to conversion of Series C Preferred Stock	-	(20,757)
Mark to market to December 31, 2017	(231,048)	20,583
Balance, December 31, 2017	2,358,240	685,922
Gain (loss) on change in warrant and derivative liabilities for the year ended December 31, 2016	$231,048	$(20,583)